Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting	Revenue by region
	For Years ended September 30,
	2020	2019
PRC	$15,461,801	$11,192,324
Overseas	2,758,158	5,203,694
Total revenue	$18,219,959	$16,396,018

Schedule of Revenue

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2020 and 2019 was as follows:

	September 30, 2020	September 30, 2019
Fragrance compounds	$7,879,300	$6,738,274
Health supplements (solid drinks)	3,887,096	4,342,490
Bioactive food ingredients	6,453,563	5,315,254
Total revenue	$18,219,959	$16,396,018